SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Class of Stock [Line Items]
Common stock, shares, outstanding (in shares)	200,885,621		200,885,621		200,435,621
Par value per share (in USD per share)	$ 0.05		$ 0.05		$ 0.05
Number of treasury shares (in shares)	305,000		305,000		755,000
Dividends to shareholders	$ 100.4	$ 180.4	$ 280.8	$ 50.1
Dividends per share (in dollars per share)			$ 1.40	$ 0.25
2020 Exercised Options
Class of Stock [Line Items]
Shares issued for equity incentive plan (in shares)			450,000
Loss on distributed treasury shares			$ 1.7
2016 Exercised Options
Class of Stock [Line Items]
Shares issued for equity incentive plan (in shares)				190,000
Loss on distributed treasury shares				$ 0.4